Goodwill and Intangible Assets, Net - Summary of Company's Intangible Assets (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥) item grade	Dec. 31, 2020 USD ($) item grade	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Intangible assets
Impairment loss relating to intangible assets and other non-current assets	¥ 3,120,425	$ 478,226	¥ 8,932,439
Education assessment caseware
Intangible assets
Number of subjects included | item	3	3
Number of grades of junior and senior high school included | grade	6	6
Impairment loss relating to intangible assets	¥ 3,120,425
Software platform of Project Shuang Chuang
Intangible assets
Impairment loss relating to intangible assets and other non-current assets			¥ 8,932,439	¥ 0